Subsequent Events	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 — SUBSEQUENT EVENTS

From July 2024 to October 2024, the Company repaid an aggregate of $8.2 million outstanding short-term bank loans to various financial institutions upon maturity (see Note 11).

From July 2024 to October 2024, the Company borrowed additional $6.8 million loans from various PRC banks, including the following:

(1)	On August 20, 2024, the Company borrowed RMB10.0 million (approximately $1.4 million) short-term loan from ABC as working capital for six months, with loan maturity date on February 14, 2025 and effective interest rate of 3.7% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders.

(2)	On September 19, 2024, the Company borrowed RMB10.5 million (approximately $1.5 million) short-term loan from ABC as working capital for six months, with loan maturity date on March 17, 2025 and effective interest rate of 3.7% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders.

(3)	On September 26, 2024, the Company borrowed RMB11 million (approximately $1.5 million) short-term loan from SPD as working capital for six months, with loan maturity date on March 25, 2025 and effective interest rate of 2.0% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders.

(4)	On September 26, 2024, the Company borrowed RMB11 million (approximately $1.5 million) short-term loan from SPD Bank as working capital for six months, with loan maturity date on March 26, 2025 and effective interest rate of 3.8% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders.

(5)	On October 22, 2024, the Company borrowed RMB11 million (approximately $1.5 million) short-term loan from SPD Bank as working capital for six months, with loan maturity date on April 18, 2025 and effective interest rate of 2.0% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders.

As a result of the above repayment and new borrowings, the Company had outstanding short-term bank loan balances of $8.8 million as of the date the Company’s consolidated financial statements are released.

As of October 22,2024, a total number of 730 637 Class A ordinary share were issued under the Plan  after June 30,2024:

(1)	52,000 Class A ordinary shares were issued on August 23, 2024.

(2)	508,750 Class A ordinary shares were issued on September 5, 2024.

(3)	169,887 Class A ordinary shares were issued on September 14, 2024.

The Company evaluated the subsequent event through the date of the consolidated financial statements are available to release and through the date of this annual report, and concluded that there are no additional reportable subsequent events except those disclosed.